Contingencies and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contingencies and commitments
Letters of credit	$ 108.0	$ 83.7
Export Development Canada
Contingencies and commitments
Letters of credit	$ 77.9	$ 69.5